Distribution Date:	09/17/21	BANK 2017-BNK4
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK4

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541FAW9	2.002000%	33,805,000.00	2,447,419.92	709,091.45	4,083.11	0.00	0.00	713,174.56	1,738,328.47	31.04%	30.00%
A-2	06541FAX7	3.100000%	88,384,000.00	88,384,000.00	0.00	228,325.33	0.00	0.00	228,325.33	88,384,000.00	31.04%	30.00%
A-SB	06541FAY5	3.419000%	44,824,000.00	44,824,000.00	0.00	127,711.05	0.00	0.00	127,711.05	44,824,000.00	31.04%	30.00%
A-3	06541FAZ2	3.362000%	235,000,000.00	235,000,000.00	0.00	658,391.67	0.00	0.00	658,391.67	235,000,000.00	31.04%	30.00%
A-4	06541FBA6	3.625000%	268,432,000.00	268,432,000.00	0.00	810,888.33	0.00	0.00	810,888.33	268,432,000.00	31.04%	30.00%
A-S	06541FBD0	3.777000%	67,045,000.00	67,045,000.00	0.00	211,024.14	0.00	0.00	211,024.14	67,045,000.00	23.80%	23.00%
B	06541FBE8	3.999000%	43,100,000.00	43,100,000.00	0.00	143,630.75	0.00	0.00	143,630.75	43,100,000.00	19.14%	18.50%
C	06541FBF5	4.372000%	45,494,000.00	45,494,000.00	0.00	165,749.81	0.00	0.00	165,749.81	45,494,000.00	14.23%	13.75%
D	06541FAJ8	3.357000%	56,270,000.00	56,270,000.00	0.00	157,415.32	0.00	0.00	157,415.32	56,270,000.00	8.15%	7.88%
E	06541FAL3	3.357000%	21,550,000.00	21,550,000.00	0.00	60,286.13	0.00	0.00	60,286.13	21,550,000.00	5.82%	5.63%
F	06541FAN9	3.357000%	10,775,000.00	10,775,000.00	0.00	30,143.06	0.00	0.00	30,143.06	10,775,000.00	4.66%	4.50%
G	06541FAQ2	3.357000%	43,100,400.00	43,100,400.00	0.00	102,026.95	0.00	0.00	102,026.95	43,100,400.00	0.00%	0.00%
V	06541FAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541FAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2D74E2	4.980005%	50,409,442.00	48,759,043.04	37,320.60	201,374.11	0.00	0.00	238,694.71	48,721,722.44	0.00%	0.00%
Interest
Regular SubTotal			1,008,188,842.00	975,180,862.96	746,412.05	2,901,049.76	0.00	0.00	3,647,461.81	974,434,450.91

Notional Certificates
X-A	06541FBB4	1.544983%	670,445,000.00	639,087,419.92	0.00	822,816.08	0.00	0.00	822,816.08	638,378,328.47
X-B	06541FBC2	0.967607%	155,639,000.00	155,639,000.00	0.00	125,497.83	0.00	0.00	125,497.83	155,639,000.00
X-D	06541FAA7	1.623005%	56,270,000.00	56,270,000.00	0.00	76,105.42	0.00	0.00	76,105.42	56,270,000.00
X-E	06541FAC3	1.623005%	21,550,000.00	21,550,000.00	0.00	29,146.47	0.00	0.00	29,146.47	21,550,000.00
X-F	06541FAE9	1.623005%	10,775,000.00	10,775,000.00	0.00	14,573.23	0.00	0.00	14,573.23	10,775,000.00
X-G	06541FAG4	1.623005%	43,100,400.00	43,100,400.00	0.00	58,293.48	0.00	0.00	58,293.48	43,100,400.00
Notional SubTotal			957,779,400.00	926,421,819.92	0.00	1,126,432.51	0.00	0.00	1,126,432.51	925,712,728.47

Deal Distribution Total					746,412.05	4,027,482.27	0.00	0.00	4,773,894.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541FAW9	72.39816359	20.97593403	0.12078420	0.00000000	0.00000000	0.00000000	0.00000000	21.09671824	51.42222955
A-2	06541FAX7	1,000.00000000	0.00000000	2.58333330	0.00000000	0.00000000	0.00000000	0.00000000	2.58333330	1,000.00000000
A-SB	06541FAY5	1,000.00000000	0.00000000	2.84916674	0.00000000	0.00000000	0.00000000	0.00000000	2.84916674	1,000.00000000
A-3	06541FAZ2	1,000.00000000	0.00000000	2.80166668	0.00000000	0.00000000	0.00000000	0.00000000	2.80166668	1,000.00000000
A-4	06541FBA6	1,000.00000000	0.00000000	3.02083332	0.00000000	0.00000000	0.00000000	0.00000000	3.02083332	1,000.00000000
A-S	06541FBD0	1,000.00000000	0.00000000	3.14750004	0.00000000	0.00000000	0.00000000	0.00000000	3.14750004	1,000.00000000
B	06541FBE8	1,000.00000000	0.00000000	3.33250000	0.00000000	0.00000000	0.00000000	0.00000000	3.33250000	1,000.00000000
C	06541FBF5	1,000.00000000	0.00000000	3.64333341	0.00000000	0.00000000	0.00000000	0.00000000	3.64333341	1,000.00000000
D	06541FAJ8	1,000.00000000	0.00000000	2.79749991	0.00000000	0.00000000	0.00000000	0.00000000	2.79749991	1,000.00000000
E	06541FAL3	1,000.00000000	0.00000000	2.79750023	0.00000000	0.00000000	0.00000000	0.00000000	2.79750023	1,000.00000000
F	06541FAN9	1,000.00000000	0.00000000	2.79749977	0.00000000	0.00000000	0.00000000	0.00000000	2.79749977	1,000.00000000
G	06541FAQ2	1,000.00000000	0.00000000	2.36719265	0.43030738	5.45265844	0.00000000	0.00000000	2.36719265	1,000.00000000
V	06541FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2D74E2	967.26012242	0.74034940	3.99476967	0.01936403	0.24742389	0.00000000	0.00000000	4.73511907	966.51977302

Notional Certificates
X-A	06541FBB4	953.22870619	0.00000000	1.22726858	0.00000000	0.00000000	0.00000000	0.00000000	1.22726858	952.17106320
X-B	06541FBC2	1,000.00000000	0.00000000	0.80633922	0.00000000	0.00000000	0.00000000	0.00000000	0.80633922	1,000.00000000
X-D	06541FAA7	1,000.00000000	0.00000000	1.35250435	0.00000000	0.00000000	0.00000000	0.00000000	1.35250435	1,000.00000000
X-E	06541FAC3	1,000.00000000	0.00000000	1.35250441	0.00000000	0.00000000	0.00000000	0.00000000	1.35250441	1,000.00000000
X-F	06541FAE9	1,000.00000000	0.00000000	1.35250394	0.00000000	0.00000000	0.00000000	0.00000000	1.35250394	1,000.00000000
X-G	06541FAG4	1,000.00000000	0.00000000	1.35250439	0.00000000	0.00000000	0.00000000	0.00000000	1.35250439	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	4,083.11	0.00	4,083.11	0.00	0.00	0.00	4,083.11	0.00
A-2	08/01/21 - 08/30/21	30	0.00	228,325.33	0.00	228,325.33	0.00	0.00	0.00	228,325.33	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	127,711.05	0.00	127,711.05	0.00	0.00	0.00	127,711.05	0.00
A-3	08/01/21 - 08/30/21	30	0.00	658,391.67	0.00	658,391.67	0.00	0.00	0.00	658,391.67	0.00
A-4	08/01/21 - 08/30/21	30	0.00	810,888.33	0.00	810,888.33	0.00	0.00	0.00	810,888.33	0.00
X-A	08/01/21 - 08/30/21	30	0.00	822,816.08	0.00	822,816.08	0.00	0.00	0.00	822,816.08	0.00
X-B	08/01/21 - 08/30/21	30	0.00	125,497.83	0.00	125,497.83	0.00	0.00	0.00	125,497.83	0.00
X-D	08/01/21 - 08/30/21	30	0.00	76,105.42	0.00	76,105.42	0.00	0.00	0.00	76,105.42	0.00
X-E	08/01/21 - 08/30/21	30	0.00	29,146.47	0.00	29,146.47	0.00	0.00	0.00	29,146.47	0.00
X-F	08/01/21 - 08/30/21	30	0.00	14,573.23	0.00	14,573.23	0.00	0.00	0.00	14,573.23	0.00
X-G	08/01/21 - 08/30/21	30	0.00	58,293.48	0.00	58,293.48	0.00	0.00	0.00	58,293.48	0.00
A-S	08/01/21 - 08/30/21	30	0.00	211,024.14	0.00	211,024.14	0.00	0.00	0.00	211,024.14	0.00
B	08/01/21 - 08/30/21	30	0.00	143,630.75	0.00	143,630.75	0.00	0.00	0.00	143,630.75	0.00
C	08/01/21 - 08/30/21	30	0.00	165,749.81	0.00	165,749.81	0.00	0.00	0.00	165,749.81	0.00
D	08/01/21 - 08/30/21	30	0.00	157,415.32	0.00	157,415.32	0.00	0.00	0.00	157,415.32	0.00
E	08/01/21 - 08/30/21	30	0.00	60,286.13	0.00	60,286.13	0.00	0.00	0.00	60,286.13	0.00
F	08/01/21 - 08/30/21	30	0.00	30,143.06	0.00	30,143.06	0.00	0.00	0.00	30,143.06	0.00
G	08/01/21 - 08/30/21	30	215,861.47	120,573.37	0.00	120,573.37	18,546.42	0.00	0.00	102,026.95	235,011.76
RR Interest	08/01/21 - 08/30/21	30	11,448.86	202,350.24	0.00	202,350.24	976.13	0.00	0.00	201,374.11	12,472.50
Totals			227,310.33	4,047,004.82	0.00	4,047,004.82	19,522.55	0.00	0.00	4,027,482.27	247,484.26

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,773,894.32
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,061,404.87	Master Servicing Fee	7,144.42
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,336.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.87
ARD Interest	0.00	Operating Advisor Fee	974.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,061,404.87	Total Fees	14,400.03

Principal		Expenses/Reimbursements
Scheduled Principal	746,412.05	Reimbursement for Interest on Advances	17.41
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,505.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	746,412.05	Total Expenses/Reimbursements	19,522.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,027,482.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	746,412.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,773,894.32
Total Funds Collected	4,807,816.92	Total Funds Distributed	4,807,816.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	975,180,864.03	975,180,864.03	Beginning Certificate Balance	975,180,862.96
(-) Scheduled Principal Collections	746,412.05	746,412.05	(-) Principal Distributions	746,412.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	974,434,451.98	974,434,451.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	975,541,737.84	975,541,737.84	Ending Certificate Balance	974,434,450.91
Ending Actual Collateral Balance	974,847,840.04	974,847,840.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.07)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.07)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	2	3,584,887.84	0.37%	66	5.3871	1.993333	1.20 or less	11	298,815,585.01	30.67%	60	4.9153	0.125912
2,000,001 to 4,000,000	2	6,080,890.73	0.62%	65	5.0045	1.713089	1.21 to 1.30	3	38,860,951.99	3.99%	65	5.4062	1.231684
4,000,001 to 5,000,000	2	8,805,779.69	0.90%	66	4.6965	2.011276	1.31 to 1.40	4	144,158,588.76	14.79%	65	4.9122	1.338408
5,000,001 to 6,000,000	6	32,030,089.79	3.29%	64	5.0346	1.378925	1.41 to 1.50	8	63,878,291.31	6.56%	65	5.0736	1.480042
6,000,001 to 7,000,000	7	44,886,011.63	4.61%	65	4.9756	1.601204	1.51 to 1.75	5	74,863,109.64	7.68%	64	5.0056	1.595771
7,000,001 to 8,000,000	3	22,330,988.52	2.29%	65	5.0984	1.453584	1.76 to 2.00	4	51,810,006.34	5.32%	65	5.5338	1.902868
8,000,001 to 10,000,000	1	8,645,597.95	0.89%	65	4.8100	1.028500	2.01 to 2.25	5	83,406,358.79	8.56%	65	4.6764	2.109703
10,000,001 to 15,000,000	5	61,525,898.18	6.31%	65	4.8162	1.442529	2.26 to 2.50	6	72,201,560.14	7.41%	45	4.6841	2.367061
15,000,001 to 20,000,000	5	93,115,854.72	9.56%	66	4.4981	2.137580	2.51 to 2.75	3	85,000,000.00	8.72%	65	4.2636	2.711118
20,000,001 to 30,000,000	7	172,183,739.04	17.67%	47	5.3365	1.321899	2.76 or greater	2	61,440,000.00	6.31%	25	4.0589	3.136414
30,000,001 to 50,000,000	8	330,691,901.73	33.94%	58	4.7398	1.412326	Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
50,000,001 or greater	3	190,552,812.16	19.56%	66	4.6182	0.975721
Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	4	75,437,487.42	7.74%	64	4.8289	1.395832
							Industrial	6	93,754,370.89	9.62%	66	4.7747	1.946875
Alaska	1	7,550,000.00	0.77%	65	5.2850	1.498300
							Lodging	11	184,772,502.79	18.96%	49	5.2049	(0.106247)
California	14	236,441,946.75	24.26%	52	4.9839	0.891032
							Mixed Use	2	50,855,370.79	5.22%	65	5.2354	1.352803
Connecticut	1	11,701,057.00	1.20%	65	5.0200	0.532600
							Mobile Home Park	1	1,742,946.22	0.18%	64	5.3630	2.062800
Florida	3	18,115,854.72	1.86%	67	5.1200	0.186600
							Multi-Family	4	19,377,953.96	1.99%	64	4.8905	1.761030
Hawaii	1	12,901,763.20	1.32%	64	5.0160	1.444300
							Office	10	355,539,253.20	36.49%	58	4.4923	1.887914
Illinois	1	5,200,000.00	0.53%	61	4.1400	2.018600
							Other	1	28,565,398.90	2.93%	65	5.5200	1.214000
Louisiana	1	5,267,032.59	0.54%	63	4.7300	2.499400
							Retail	28	214,316,993.54	21.99%	65	4.9573	1.564003
Maryland	1	5,005,653.51	0.51%	67	5.4500	0.762500
							Self Storage	2	25,509,663.14	2.62%	65	4.5286	2.149921
Massachusetts	2	52,295,000.00	5.37%	65	4.2432	2.674307
							Totals	65	974,434,451.98	100.00%	60	4.8362	1.396749
Michigan	1	28,565,398.90	2.93%	65	5.5200	1.214000

New Jersey	1	41,440,000.00	4.25%	5	3.9300	3.263400

New York	2	66,825,000.00	6.86%	67	4.4096	0.692596

Ohio	3	77,599,648.61	7.96%	64	5.0467	1.320852

Oregon	1	6,240,607.59	0.64%	66	4.8840	1.465000

Pennsylvania	2	47,525,921.91	4.88%	65	5.1583	1.818917

Puerto Rico	11	21,784,776.59	2.24%	65	6.2900	1.880700

South Carolina	2	11,115,871.52	1.14%	64	5.0479	1.343681

Tennessee	1	11,148,078.03	1.14%	66	4.8300	0.574000

Texas	6	55,662,254.85	5.71%	65	5.0577	0.560596

Virginia	2	103,750,000.00	10.65%	66	4.4383	2.513936

Washington, DC	3	68,677,812.16	7.05%	66	4.7579	0.959400

Wisconsin	1	4,183,288.07	0.43%	67	4.7700	1.909700

Totals	65	974,434,451.98	100.00%	60	4.8362	1.396749

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	41,440,000.00	4.25%	5	3.9300	3.263400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	55,200,000.00	5.66%	65	4.2125	2.621227	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	150,000,000.00	15.39%	66	4.3305	1.821095	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	138,098,322.58	14.17%	65	4.6634	1.789723	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	228,096,745.25	23.41%	65	4.8315	1.347842	49 months or greater	51	974,434,451.98	100.00%	60	4.8362	1.396749
	5.001% to 5.250%	12	170,617,546.72	17.51%	47	5.0954	0.525775	Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
	5.251% to 5.500%	9	95,161,031.79	9.77%	65	5.3211	1.461613
	5.501% to 5.750%	2	74,036,028.99	7.60%	66	5.5218	(0.221681)
	5.751% or greater	1	21,784,776.65	2.24%	65	6.2900	1.880700
	Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	51	974,434,451.98	100.00%	60	4.8362	1.396749	Interest Only	15	489,237,812.16	50.21%	60	4.4865	1.852081
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	21,784,776.65	2.24%	65	6.2900	1.880700
	Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749	241 months to 300 months	8	142,829,553.89	14.66%	65	5.1673	1.079299
								301 months or greater	27	320,582,309.28	32.90%	56	5.1236	0.810419
								Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	64,940,241.09	6.66%	44	4.6779	2.464072	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	45	868,359,631.22	89.11%	61	4.8514	1.311610	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	41,134,579.67	4.22%	62	4.7648	1.509041	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	974,434,451.98	100.00%	60	4.8362	1.396749
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801581	OF	Washington	DC	Actual/360	4.75825%	281,378.81	0.00	0.00	N/A	03/01/27	--	68,677,812.16	68,677,812.16	09/01/21
2	300801566	RT	Birmingham	AL	Actual/360	4.76225%	253,725.31	0.00	0.00	N/A	01/01/27	--	61,875,000.00	61,875,000.00	09/01/21
3	310938105	OF	New York	NY	Actual/360	4.31025%	222,683.33	0.00	0.00	N/A	04/06/27	--	60,000,000.00	60,000,000.00	09/06/21
4	307640004	OF	Arlington	VA	Actual/360	4.32625%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	09/06/21
4A	307640104				Actual/360	4.32625%	74,503.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	09/06/21
4B	307640204				Actual/360	4.32625%	55,877.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	09/06/21
5	453011473	LO	Palm Desert	CA	Actual/360	5.15025%	124,066.39	39,741.48	0.00	N/A	02/01/22	--	27,976,134.76	27,936,393.28	09/01/21
5A	453011474	LO	Palm Desert	CA	Actual/360	5.15025%	103,388.66	33,117.90	0.00	N/A	02/01/22	--	23,313,445.58	23,280,327.68	09/01/21
6	310939342	OF	Cambridge	MA	Actual/360	4.22025%	181,694.44	0.00	0.00	N/A	02/11/27	--	50,000,000.00	50,000,000.00	09/11/21
7	300801584	IN	Alexandria	VA	Actual/360	4.56525%	191,634.90	0.00	0.00	N/A	03/01/27	--	48,750,000.00	48,750,000.00	09/01/21
8	300801579	LO	San Diego	CA	Actual/360	5.52325%	216,497.28	51,042.18	0.00	N/A	03/01/27	--	45,521,672.60	45,470,630.42	09/01/21
9	1648519	OF	Hopewell	NJ	Actual/360	3.93025%	140,239.87	0.00	0.00	02/06/22	02/06/25	--	41,440,000.00	41,440,000.00	09/06/21
10	307640010	MU	Cleveland	OH	Actual/360	5.31025%	173,850.45	67,266.66	0.00	N/A	02/06/27	--	38,020,874.25	37,953,607.59	09/06/21
11	1648457	LO	Houston	TX	Actual/360	5.06025%	158,278.62	52,514.25	0.00	N/A	02/01/27	--	36,325,579.47	36,273,065.22	02/01/21
12	307640012	OF	Westlake	OH	Actual/360	4.71625%	137,598.47	78,303.67	0.00	N/A	11/01/26	--	33,882,902.17	33,804,598.50	09/01/21
13	310939035	RT	Torrance	CA	Actual/360	4.74025%	151,021.67	0.00	0.00	N/A	03/11/27	--	37,000,000.00	37,000,000.00	09/11/21
14	300801570	98	Detroit	MI	Actual/360	5.52025%	136,055.41	57,758.56	0.00	N/A	02/01/27	--	28,623,157.13	28,565,398.57	09/01/21
15	1648376	RT	Various	PR	Actual/360	6.29025%	118,346.72	64,968.66	0.00	N/A	02/01/27	--	21,849,745.31	21,784,776.65	09/01/21
16	310938650	IN	Philadelphia	PA	Actual/360	4.99025%	103,126.67	0.00	0.00	N/A	02/11/27	--	24,000,000.00	24,000,000.00	09/11/21
17	310938654	OF	Ontario	CA	Actual/360	4.99025%	99,346.49	29,344.06	0.00	N/A	02/11/27	--	23,120,265.01	23,090,920.95	09/11/21
18	310938980	OF	King of Prussia	PA	Actual/360	5.33025%	108,095.06	25,625.53	0.00	N/A	03/11/27	--	23,551,547.44	23,525,921.91	09/11/21
19	600937814	LO	Various	FL	Actual/360	5.12025%	80,039.57	38,280.99	0.00	N/A	04/11/27	--	18,154,135.71	18,115,854.72	09/11/21
20	1648467	RT	Anchorage	AK	Actual/360	5.28525%	34,359.84	0.00	0.00	N/A	02/01/27	--	7,550,000.00	7,550,000.00	09/01/21
21	1648516	RT	Vails Gate	NY	Actual/360	5.28525%	31,060.39	0.00	0.00	N/A	02/01/27	--	6,825,000.00	6,825,000.00	09/01/21
22	1648517	RT	Semmes	AL	Actual/360	5.28525%	24,916.57	0.00	0.00	N/A	02/01/27	--	5,475,000.00	5,475,000.00	09/01/21
23	300801573	SS	San Mateo	CA	Actual/360	4.35025%	71,170.83	0.00	0.00	N/A	02/01/27	--	19,000,000.00	19,000,000.00	09/01/21
24	300801568	RT	Daly City	CA	Actual/360	4.40025%	60,622.22	0.00	0.00	N/A	01/01/27	--	16,000,000.00	16,000,000.00	09/01/21
25	1648275	MU	Waipahu	HI	Actual/360	5.01625%	55,809.33	18,945.22	0.00	N/A	01/01/27	--	12,920,708.40	12,901,763.18	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	300801574	LO	Mystic	CT	Actual/360	5.02025%	50,691.11	25,457.16	0.00	N/A	02/01/27	--	11,726,513.79	11,701,056.63	09/01/21
27	310939083	LO	Chattanooga	TN	Actual/360	4.83025%	46,436.35	16,741.28	0.00	N/A	03/11/27	--	11,164,819.65	11,148,078.37	09/11/21
28	300801585	IN	San Diego	CA	Actual/360	5.02425%	46,615.04	0.00	0.00	N/A	03/01/27	--	10,775,000.00	10,775,000.00	09/01/21
29	410938784	RT	Bakersfield	CA	Actual/360	4.81025%	35,853.69	10,648.46	0.00	N/A	02/11/27	--	8,656,246.41	8,645,597.95	09/11/21
30	300801578	MF	Oakland	CA	Actual/360	5.01625%	32,230.01	10,793.98	0.00	N/A	03/01/27	--	7,461,801.33	7,451,007.35	09/01/21
31	307640031	RT	Columbia	SC	Actual/360	4.99025%	31,543.00	10,817.64	0.00	N/A	01/01/27	--	7,340,798.81	7,329,981.17	09/01/21
32	300801561	MF	Alameda	CA	Actual/360	4.87725%	28,011.65	10,100.08	0.00	N/A	12/01/26	--	6,670,013.49	6,659,913.41	09/01/21
33	410937128	SS	Manteca	CA	Actual/360	5.05025%	28,349.05	9,442.66	0.00	N/A	02/11/27	--	6,519,105.35	6,509,662.69	09/11/21
34	307640034	RT	Pearland	TX	Actual/360	4.63025%	25,394.05	10,102.23	0.00	N/A	12/01/26	--	6,369,302.10	6,359,199.87	09/01/21
35	300801586	RT	Medford	OR	Actual/360	4.88425%	26,284.92	9,274.86	0.00	N/A	03/01/27	--	6,249,882.23	6,240,607.37	09/01/21
36	1648147	IN	Magnolia	TX	Actual/360	5.17025%	26,955.18	8,616.66	0.00	N/A	01/01/27	--	6,054,699.15	6,046,082.49	09/01/21
37	307640037	LO	Cincinnati	OH	Actual/360	5.25025%	26,463.29	12,188.19	0.00	N/A	03/01/27	--	5,853,630.94	5,841,442.75	07/01/21
38	410934776	RT	Huntsville	AL	Actual/360	4.92025%	26,491.73	7,419.64	0.00	N/A	04/11/27	--	6,252,965.44	6,245,545.80	09/11/21
39	1648326	LO	Linthicum Heights	MD	Actual/360	5.45025%	23,539.08	10,071.70	0.00	N/A	04/01/27	--	5,015,725.21	5,005,653.51	09/01/21
40	1648272	MF	Shreveport	LA	Actual/360	4.73025%	21,482.01	7,142.33	0.00	N/A	12/01/26	--	5,274,174.92	5,267,032.59	09/01/21
41	307640041	RT	Houston	TX	Actual/360	5.33025%	24,081.10	5,783.16	0.00	N/A	01/01/27	--	5,246,744.10	5,240,960.94	09/01/21
42	1648014	RT	Chicago	IL	Actual/360	4.14025%	18,538.00	0.00	0.00	N/A	10/01/26	--	5,200,000.00	5,200,000.00	09/01/21
43	410938519	RT	Milpitas	CA	Actual/360	4.63025%	18,458.58	7,263.36	0.00	N/A	02/11/27	--	4,629,754.98	4,622,491.62	09/11/21
44	1648504	IN	Milwaukee	WI	Actual/360	4.77025%	17,208.81	6,319.60	0.00	N/A	04/01/27	--	4,189,607.67	4,183,288.07	09/01/21
45	410937787	RT	Bluffton	SC	Actual/360	5.16025%	16,845.86	5,375.16	0.00	N/A	02/11/27	--	3,791,265.89	3,785,890.73	09/11/21
46	300801577	RT	Holyoke	MA	Actual/360	4.74825%	9,383.24	0.00	0.00	N/A	02/01/27	--	2,295,000.00	2,295,000.00	09/01/21
47	410938953	RT	Phenix City	AL	Actual/360	5.41025%	8,598.26	3,728.41	0.00	N/A	04/11/27	--	1,845,670.03	1,841,941.62	09/11/21
48	300801563	MH	Dickinson	TX	Actual/360	5.36325%	8,059.40	2,216.33	0.00	N/A	01/01/27	--	1,745,162.55	1,742,946.22	09/01/21
Totals							4,061,404.87	746,412.05	0.00				975,180,864.03	974,434,451.98
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,015,715.49	2,668,034.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,399,813.66	14,785,691.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,278,945.11	2,321,788.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,212,327.00	6,630,724.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(964,528.98)	(9,090,684.36)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,436,502.29	6,350,745.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,567,591.02	2,471,605.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	97,751.38	0.00
8	(3,168,580.86)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,106,520.81	3,342,515.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	21,033,951.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	492,804.84	0.00	--	--	07/12/21	0.00	0.00	210,350.25	1,474,475.76	31,274.21	0.00
12	9,932,786.48	5,192,145.00	03/01/20	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,578,378.43	618,704.92	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,445,586.47	1,443,620.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,962,972.89	3,540,970.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	12,913.15	0.00
16	2,388,166.91	1,208,470.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,983,882.30	1,750,657.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,549,369.03	1,507,501.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,234,162.60	490,273.08	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	606,250.00	303,125.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	537,629.29	268,814.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	440,380.00	220,190.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,136,490.00	1,029,050.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,581,016.30	864,442.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,341,490.07	663,850.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	(450,654.72)	728,353.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	530,945.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,082,010.09	456,400.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	827,650.25	329,184.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	884,096.19	388,507.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	810,204.00	565,297.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	567,000.00	452,587.25	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	563,887.00	532,854.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	657,157.08	331,551.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	796,693.75	375,056.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	79,199.16	31,232.31	01/01/21	03/31/21	01/11/21	550,132.81	19,660.38	67,350.15	67,350.15	0.00	0.00
38	660,581.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	351,252.47	384,529.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	715,182.00	455,267.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	589,285.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	548,231.68	235,037.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	505,891.13	345,055.64	01/01/21	07/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	494,729.44	287,540.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,600.00	168,300.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	274,400.00	137,200.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	262,932.80	161,174.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	221,877.04	129,085.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	148,438,774.50	55,076,450.69				550,132.81	19,660.38	277,700.40	1,541,825.91	141,938.74	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	36,273,065.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836215%	4.798527%	60
08/17/21	0	0.00	0	0.00	1	36,325,579.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836508%	4.798800%	61
07/16/21	0	0.00	0	0.00	1	36,377,865.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.836800%	4.799070%	62
06/17/21	0	0.00	0	0.00	1	36,435,024.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837115%	4.799362%	63
05/17/21	0	0.00	1	36,486,836.03	0	0.00	0	0.00	0	0.00	1	5,890,716.99	0	0.00	0	0.00	4.837402%	4.799629%	64
04/16/21	0	0.00	1	36,543,536.99	1	5,903,540.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837713%	4.799918%	65
03/17/21	1	36,594,877.85	0	0.00	1	5,915,449.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.837997%	4.800181%	66
02/18/21	1	36,661,387.79	0	0.00	1	5,929,886.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838355%	4.800513%	67
01/15/21	0	0.00	1	36,712,217.37	1	5,941,677.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838635%	4.800773%	68
12/17/20	0	0.00	1	36,762,826.44	1	5,953,414.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838913%	4.801030%	69
11/18/20	1	36,818,368.52	0	0.00	1	5,965,964.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839215%	4.801310%	70
10/19/20	0	0.00	2	42,846,109.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839489%	4.811411%	71
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	1648457	02/01/21	6	6	210,350.25	1,474,475.76	38,402.21	36,661,387.79	06/22/20	13
Totals					210,350.25	1,474,475.76	38,402.21	36,661,387.79

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		51,216,721	51,216,721	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		41,440,000	41,440,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		881,777,731	845,504,666	36,273,065		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	974,434,452	938,161,387	0	0	36,273,065	0
Aug-21	975,180,864	938,855,285	0	0	36,325,579	0
Jul-21	975,923,936	939,546,070	0	0	36,377,866	0
Jun-21	976,729,238	940,294,214	0	0	36,435,024	0
May-21	977,465,383	940,978,547	0	36,486,836	0	0
Apr-21	978,264,011	935,816,933	0	36,543,537	5,903,540	0
Mar-21	978,993,289	936,482,962	36,594,878	0	5,915,449	0
Feb-21	979,917,349	937,326,074	36,661,388	0	5,929,887	0
Jan-21	980,639,232	937,985,338	0	36,712,217	5,941,677	0
Dec-20	981,357,886	938,641,645	0	36,762,826	5,953,414	0
Nov-20	982,139,660	939,355,327	36,818,369	0	5,965,965	0
Oct-20	982,851,603	940,005,493	0	42,846,109	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	307640010	37,953,607.59	37,953,607.59	362,000,000.00	12/01/17	21,033,951.94	1.32170	12/31/20	02/06/27	246
11	1648457	36,273,065.22	36,661,387.79	56,900,000.00	06/23/21	(346,189.16)	(0.13680)	12/31/20	02/01/27	304
37	307640037	5,841,442.75	5,866,508.27	6,200,000.00	12/28/21	8,689.56	0.07490	03/31/21	03/01/27	245
Totals		80,068,115.56	80,481,503.65	425,100,000.00		20,696,452.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	307640010	MU	OH	10/27/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for temporary relief are ongoing. Lender is finalizing a management change for the hotel. Loan remains current.

11	1648457	LO	TX	06/22/20	13

Loan transferred for Monetary Default as a result of the COVID-19 pandemic. Borrower submitted an updated proposal which is currently being evaluated. Special Servicer is evaluating the appropriate next steps and considering all options

37	307640037	LO	OH	06/23/20	1
Lender and the borrower entered into a forbearance agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
37	307640037	6,060,118.28	5.25003%	0.00	5.25003%	10	04/14/21	04/01/20	05/11/21
39	1648326	5,138,196.94	5.45003%	5,128,700.00 5.45003%		10	07/24/20	08/01/20	09/11/20
Totals		11,198,315.22		5,128,700.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	17.41	0.00	0.00	0.00
10	0.00	0.00	8,185.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,820.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,505.14	0.00	0.00	0.00	0.00	0.00	17.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,522.55

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK4 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27